Document Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	Magnachip Semiconductor Corporation
Entity Central Index Key	0001325702